                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10065

                     TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO
               (Exact Name of Registrant as Specified in Charter)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
                    (Address of principal Executive Offices)

                                 Alan R. Dynner
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                         (Registrant's Telephone Number)

                                OCTOBER 31, 2003
                             Date of Fiscal Year End

                                 APRIL 30, 2003
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 93.6%

SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Banks -- 0.9%
----------------------------------------------------------------
Corus Bankshares, Inc.                     40,400   $  1,741,644
----------------------------------------------------------------
                                                    $  1,741,644
----------------------------------------------------------------
Broadcasting and Radio -- 4.9%
----------------------------------------------------------------
Cox Radio, Inc. Class A(1)                 50,000   $  1,140,500
Cumulus Media, Inc.(1)                    152,000      2,620,480
Entercom Communications Corp.(1)           67,000      3,255,530
Lin TV Corp., Class A(1)                  109,000      2,606,190
----------------------------------------------------------------
                                                    $  9,622,700
----------------------------------------------------------------
Business Services -- 10.5%
----------------------------------------------------------------
Alliance Data Systems Corp.(1)             55,700   $  1,169,700
Arbitron, Inc.(1)                          41,000      1,396,460
BearingPoint, Inc.(1)                     311,200      2,542,504
Fair Isaac Corp.                           48,700      2,536,296
FileNET Corp.(1)                          123,000      1,892,970
Hewitt Associates, Inc., Class A(1)        59,300      1,643,203
Insight Enterprises, Inc.(1)               74,000        557,960
Iron Mountain, Inc.(1)                     44,800      1,785,280
Kroll, Inc.(1)                             61,000      1,360,300
Portfolio Recovery Associates, Inc.(1)      9,600        261,984
Resources Connection, Inc.(1)              70,000      1,526,000
The Corporate Executive Board Co.(1)       79,000      3,238,210
WCI Communities, Inc.(1)                   43,000        594,690
----------------------------------------------------------------
                                                    $ 20,505,557
----------------------------------------------------------------
Computer Services -- 4.6%
----------------------------------------------------------------
Acxiom Corp.(1)                           174,000   $  2,429,040
BISYS Group, Inc. (The)(1)                 95,000      1,603,600
CACI International, Inc.(1)                66,000      2,305,380
Cognizant Technology Solutions Corp.(1)    26,000        466,960
NetScreen Technologies, Inc.(1)           105,000      2,129,400
----------------------------------------------------------------
                                                    $  8,934,380
----------------------------------------------------------------
Computer Software -- 4.7%
----------------------------------------------------------------
J.D. Edwards & Co.(1)                     135,300   $  1,620,894
Kronos, Inc.(1)                            39,000      1,779,180
Magma Design Automation, Inc.(1)           25,000        375,000
National Instruments Corp.(1)              60,000      1,924,800
SECURITY                                  SHARES    VALUE
----------------------------------------------------------------

Computer Software (continued)
----------------------------------------------------------------
SERENA Software, Inc.(1)                  163,000   $  2,568,880
Verint Systems, Inc.(1)                    45,500        894,120
----------------------------------------------------------------
                                                    $  9,162,874
----------------------------------------------------------------
Computers - Integrated Systems -- 1.2%
----------------------------------------------------------------
McDATA Corp., Class A(1)                  220,000   $  2,327,600
----------------------------------------------------------------
                                                    $  2,327,600
----------------------------------------------------------------
Electronics - Instruments and Controls -- 2.1%
----------------------------------------------------------------
FLIR Systems, Inc.(1)                      38,000   $  1,979,040
Garmin, Ltd.(1)                            51,000      2,161,380
----------------------------------------------------------------
                                                    $  4,140,420
----------------------------------------------------------------
Electronics - Semiconductor Equipment -- 2.0%
----------------------------------------------------------------
Cymer, Inc.(1)                             39,000   $  1,113,450
Varian Semiconductor Equipment
Associates, Inc.(1)                       117,000      2,696,850
----------------------------------------------------------------
                                                    $  3,810,300
----------------------------------------------------------------
Electronics - Semiconductors -- 3.6%
----------------------------------------------------------------
Exar Corp.(1)                              75,000   $  1,106,250
Integrated Circuit Systems, Inc.(1)        59,000      1,281,480
Lam Research Corp.(1)                     130,000      1,888,900
Micrel, Inc.(1)                            44,000        515,240
PMC-Sierra, Inc.(1)                        60,000        495,000
Silicon Laboratories, Inc.(1)              38,000      1,081,100
Zoran Corp.(1)                             39,200        697,368
----------------------------------------------------------------
                                                    $  7,065,338
----------------------------------------------------------------
Finance - Investment Management -- 1.3%
----------------------------------------------------------------
Waddell & Reed Financial, Inc., Class A   130,000   $  2,600,000
----------------------------------------------------------------
                                                    $  2,600,000
----------------------------------------------------------------
Financial Services -- 1.8%
----------------------------------------------------------------
Digital Insight Corp.(1)                   30,000   $    484,800
IndyMac Bancorp, Inc.                      75,000      1,671,000
WSFS Financial Corp.                       38,000      1,307,200
----------------------------------------------------------------
                                                    $  3,463,000
----------------------------------------------------------------
Food - Wholesale / Distribution -- 2.1%
----------------------------------------------------------------
American Italian Pasta Co., Class A(1)     65,400   $  2,884,140

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES    VALUE
----------------------------------------------------------------

Food - Wholesale / Distribution (continued)
----------------------------------------------------------------
Performance Food Group Co.(1)              33,100   $  1,161,148
----------------------------------------------------------------
                                                    $  4,045,288
----------------------------------------------------------------
Health Services -- 3.0%
----------------------------------------------------------------
American Healthways, Inc.(1)               45,000   $  1,111,050
IDX Systems Corp.(1)                       62,000        909,540
Pharmaceutical Product Development,
Inc.(1)                                    33,400        874,078
Renal Care Group, Inc.(1)                  75,000      2,430,000
Select Medical Corp.(1)                    28,000        473,760
----------------------------------------------------------------
                                                    $  5,798,428
----------------------------------------------------------------
Internet - Network Security / Solutions -- 1.0%
----------------------------------------------------------------
Check Point Software Technologies,
Ltd.(1)(2)                                 73,700   $  1,159,301
Network Associates, Inc.(1)                63,100        721,233
----------------------------------------------------------------
                                                    $  1,880,534
----------------------------------------------------------------
Internet - Software -- 2.3%
----------------------------------------------------------------
Embarcadero Technologies, Inc.(1)         210,300   $  1,442,658
Manhattan Associates, Inc.(1)              78,100      1,889,239
TIBCO Software, Inc.(1)                   210,000      1,035,300
----------------------------------------------------------------
                                                    $  4,367,197
----------------------------------------------------------------
Manufacturing -- 1.3%
----------------------------------------------------------------
Roper Industries, Inc.                     80,000   $  2,447,200
----------------------------------------------------------------
                                                    $  2,447,200
----------------------------------------------------------------
Media - Newspapers -- 1.8%
----------------------------------------------------------------
The McClatchy Co.                          59,000   $  3,457,400
----------------------------------------------------------------
                                                    $  3,457,400
----------------------------------------------------------------
Medical - Biomed / Genetics -- 1.6%
----------------------------------------------------------------
Cambridge Antibody Technology Group
PLC(1)                                     24,000   $    157,022
Connetics Corp.(1)                         60,000      1,013,400
Invitrogen Corp.(1)                        10,000        327,000
Martek Biosciences Corp.(1)                34,800      1,184,244
QIAGEN NV(1)(2)                            65,000        410,150
----------------------------------------------------------------
                                                    $  3,091,816
----------------------------------------------------------------
Medical - Drug / Diversified -- 4.3%
----------------------------------------------------------------
Andrx Corp.(1)                             75,000   $  1,210,500
SECURITY                                  SHARES    VALUE
----------------------------------------------------------------

Medical - Drug / Diversified (continued)
----------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.(1)     75,000   $  1,239,000
Inspire Pharmaceuticals, Inc.(1)           71,000      1,036,600
Inverness Medical Innovation, Inc.(1)      40,000        740,000
Neurocrine Biosciences, Inc.(1)            24,000      1,086,000
Sepracor, Inc.(1)                          30,000        574,500
Taro Pharmaceutical Industries
Ltd.(1)(2)                                 48,900      2,237,664
Vertex Pharmaceuticals, Inc.(1)            15,000        181,050
----------------------------------------------------------------
                                                    $  8,305,314
----------------------------------------------------------------
Medical - Hospitals -- 1.5%
----------------------------------------------------------------
Amsurg Corp.(1)                            63,000   $  1,636,110
United Surgical Partners International,
Inc.(1)                                    72,000      1,334,160
----------------------------------------------------------------
                                                    $  2,970,270
----------------------------------------------------------------
Medical Products -- 2.8%
----------------------------------------------------------------
Possis Medical, Inc.(1)                    20,000   $    384,000
Respironics, Inc.(1)                       76,000      2,919,920
Thoratec Laboratories Corp.(1)            154,944      2,130,480
----------------------------------------------------------------
                                                    $  5,434,400
----------------------------------------------------------------
Metals - Industrial -- 0.0%
----------------------------------------------------------------
AMT International Mining Corp.(1)(2)(3)   817,200   $          0
Formation Capital Corp.(1)(2)(4)          400,000         41,841
----------------------------------------------------------------
                                                    $     41,841
----------------------------------------------------------------
Mining - Gold -- 0.1%
----------------------------------------------------------------
QGX Ltd.(1)(2)                            275,000   $    201,360
----------------------------------------------------------------
                                                    $    201,360
----------------------------------------------------------------
Oil and Gas - Exploration and Production -- 5.5%
----------------------------------------------------------------
FMC Technologies, Inc.(1)                  51,000   $    959,820
Hydril Co.(1)                              48,000      1,142,880
Newfield Exploration Co.(1)                40,400      1,389,356
Noble Energy, Inc.                         37,100      1,231,720
Quicksilver Resources, Inc.(1)             55,000      1,271,600
Rowan Cos., Inc.                           65,000      1,332,500
Spinnaker Exploration Co.(1)               29,000        620,600
W-H Energy Services, Inc.(1)               60,000      1,080,000
XTO Energy, Inc.                           86,133      1,679,593
----------------------------------------------------------------
                                                    $ 10,708,069
----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Oil and Gas - Field Services -- 0.9%
----------------------------------------------------------------
Varco International, Inc.(1)              104,025   $  1,829,800
----------------------------------------------------------------
                                                    $  1,829,800
----------------------------------------------------------------
Publishing -- 1.2%
----------------------------------------------------------------
Lee Enterprises, Inc.                      67,000   $  2,403,290
----------------------------------------------------------------
                                                    $  2,403,290
----------------------------------------------------------------
Retail -- 0.3%
----------------------------------------------------------------
Tractor Supply Co.(1)                      15,000   $    635,250
----------------------------------------------------------------
                                                    $    635,250
----------------------------------------------------------------
Retail - Apparel / Shoe -- 1.2%
----------------------------------------------------------------
AnnTaylor Stores Corp.(1)                  99,000   $  2,342,340
----------------------------------------------------------------
                                                    $  2,342,340
----------------------------------------------------------------
Retail - Auto Parts -- 0.7%
----------------------------------------------------------------
Advance Auto Parts, Inc.(1)                26,000   $  1,293,240
----------------------------------------------------------------
                                                    $  1,293,240
----------------------------------------------------------------
Retail - Restaurants -- 6.6%
----------------------------------------------------------------
Applebee's International, Inc.            115,500   $  3,164,700
California Pizza Kitchen, Inc.(1)          50,000      1,008,000
Cheesecake Factory, Inc. (The)(1)          32,000      1,010,880
Krispy Kreme Doughnuts, Inc.(1)            60,000      1,948,800
P.F. Chang's China Bistro, Inc.(1)         59,700      2,501,430
Panera Bread Co., Class A(1)               33,200      1,129,796
Sonic Corp.(1)                             79,150      2,137,842
----------------------------------------------------------------
                                                    $ 12,901,448
----------------------------------------------------------------
Retail - Specialty and Apparel -- 6.0%
----------------------------------------------------------------
99 Cents Only Stores(1)                    93,333   $  2,749,590
Abercrombie & Fitch Co. Class A(1)         80,000      2,630,400
Callaway Golf Co.                          84,000      1,170,120
Gildan Activewear, Inc., Class A(1)        50,000      1,379,500
Hollywood Entertainment Corp.(1)          135,000      2,396,250
Tweeter Home Entertainment Group,
Inc.(1)                                   225,000      1,296,000
----------------------------------------------------------------
                                                    $ 11,621,860
----------------------------------------------------------------
SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Retail - Super / Mini Markets -- 0.9%
----------------------------------------------------------------
Whole Foods Market, Inc.(1)                29,900   $  1,774,864
----------------------------------------------------------------
                                                    $  1,774,864
----------------------------------------------------------------
Schools -- 2.3%
----------------------------------------------------------------
Career Education Corp.(1)                  48,700   $  2,928,331
Corinthian Colleges, Inc.(1)               25,000      1,144,750
Sylvan Learning Systems, Inc.(1)           28,000        491,120
----------------------------------------------------------------
                                                    $  4,564,201
----------------------------------------------------------------
Specialty Chemicals and Materials -- 1.9%
----------------------------------------------------------------
Airgas, Inc.(1)                           114,000   $  2,306,220
Pall Corp.                                 65,000      1,372,800
----------------------------------------------------------------
                                                    $  3,679,020
----------------------------------------------------------------
Staffing -- 0.0%
----------------------------------------------------------------
Heidrick and Struggles International,
Inc.(1)                                     1,200   $     17,004
----------------------------------------------------------------
                                                    $     17,004
----------------------------------------------------------------
Technology - Information Services -- 1.4%
----------------------------------------------------------------
Documentum, Inc.(1)                        85,000   $  1,563,150
Macrovision Corp.(1)                       70,000      1,236,900
----------------------------------------------------------------
                                                    $  2,800,050
----------------------------------------------------------------
Telecommunications - Equipment -- 0.6%
----------------------------------------------------------------
Newport Corp.(1)                           91,000   $  1,175,811
----------------------------------------------------------------
                                                    $  1,175,811
----------------------------------------------------------------
Telecommunications - Services -- 0.6%
----------------------------------------------------------------
Western Wireless Corp., Class A(1)        175,000   $  1,071,000
----------------------------------------------------------------
                                                    $  1,071,000
----------------------------------------------------------------
Transportation - Truck -- 2.2%
----------------------------------------------------------------
Knight Transportation, Inc.(1)            102,800   $  2,477,480
Swift Transportation Co., Inc.(1)         102,700      1,860,924
----------------------------------------------------------------
                                                    $  4,338,404
----------------------------------------------------------------
Waste Disposal -- 1.9%
----------------------------------------------------------------
Stericycle, Inc.(1)                        68,000   $  2,671,720

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES    VALUE
----------------------------------------------------------------

Waste Disposal (continued)
----------------------------------------------------------------
Waste Connections, Inc.(1)                 29,000   $    975,560
----------------------------------------------------------------
                                                    $  3,647,280
----------------------------------------------------------------
Total Common Stocks
   (identified cost $150,459,534)                   $182,217,792
----------------------------------------------------------------

PRIVATE PLACEMENTS AND SPECIAL WARRANTS -- 0.1%

SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Metals - Gold -- 0.1%
----------------------------------------------------------------
Nevada Pacific Mining Co.(1)(3)(4)         80,000   $     56,000
Western Exploration and Development,
Ltd.(1)(3)(4)                             600,000        180,000
----------------------------------------------------------------
                                                    $    236,000
----------------------------------------------------------------
Total Private Placements and Special Warrants
   (identified cost $560,000)                       $    236,000
----------------------------------------------------------------

COMMERCIAL PAPER -- 6.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)   VALUE
------------------------------------------------------------------------
Corporate Asset Funding, 1.25%, 5/9/03      $     3,000     $  2,999,167
G.E. Capital Corp., 1.36%, 5/1/03                 5,392        5,392,000
Quincy Capital Corp., 1.265%, 5/6/03              3,779        3,778,336
------------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $12,169,503)                         $ 12,169,503
------------------------------------------------------------------------
Total Investments -- 100.0%
   (identified cost $163,189,037)                           $194,623,295
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.0%                      $     80,269
------------------------------------------------------------------------
Net Assets -- 100.0%                                        $194,703,564
------------------------------------------------------------------------

 (1)  Non-income producing security.
 (2)  Foreign security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (4)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2003
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $163,189,037)        $194,623,295
Receivable for investments sold              3,070,818
Dividends receivable                            23,088
Prepaid expenses                                   480
------------------------------------------------------
TOTAL ASSETS                              $197,717,681
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  2,972,096
Payable to affiliate for Trustees' fees          1,024
Accrued expenses & other liabilities            40,997
------------------------------------------------------
TOTAL LIABILITIES                         $  3,014,117
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $194,703,564
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $163,269,306
Net unrealized appreciation (computed on
   the basis of identified cost)            31,434,258
------------------------------------------------------
TOTAL                                     $194,703,564
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2003
Investment Income
-----------------------------------------------------
Dividends                                 $   115,989
Interest                                       84,936
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   200,925
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   615,156
Trustees' fees and expenses                     5,819
Custodian fee                                  85,834
Legal and accounting services                  22,428
Miscellaneous                                     990
-----------------------------------------------------
TOTAL EXPENSES                            $   730,227
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (529,302)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(8,234,508)
-----------------------------------------------------
NET REALIZED LOSS                         $(8,234,508)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $15,112,569
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $15,112,569
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 6,878,061
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 6,348,759
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2003    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (529,302) $     (1,383,543)
   Net realized loss                            (8,234,508)      (70,962,475)
   Net change in unrealized appreciation
      (depreciation)                            15,112,569         7,866,744
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      6,348,759  $    (64,479,274)
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     13,966,222  $     60,630,989
   Withdrawals                                 (34,685,745)      (94,915,340)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    (20,719,523) $    (34,284,351)
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (14,370,764) $    (98,763,625)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $    209,074,328  $    307,837,953
----------------------------------------------------------------------------
AT END OF PERIOD                          $    194,703,564  $    209,074,328
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED     YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2003      ------------------------
                                  (UNAUDITED)           2002         2001(1)
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.74%(2)        0.73%         0.70%(2)
   Expenses after custodian
      fee reduction                       0.74%(2)        0.73%         0.68%(2)
   Net investment loss                   (0.54)%(2)      (0.49)%       (0.48)%(2)
Portfolio Turnover                          61%            131%           38%
------------------------------------------------------------------------------
TOTAL RETURN(3)                           3.51%         (22.16)%          --
------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $194,704        $209,074      $307,838
------------------------------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to October 31, 2001.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Small-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of equity securities of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2003, the Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 held an approximate 73.9% interest in the Portfolio and one other investor owned an interest greater than 10% that equaled 17.8%. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contracts -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Foreign Currency Translation -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Securities Sold Short -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers on the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade-date basis.

 J Interim Financial Statements -- The interim financial statements relating to
   April 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2003, the advisory fee amounted to $615,156. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $113,725,537 and $137,024,973, respectively, for the six months ended April 30, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $151,019,534
    ------------------------------------------------------
    Gross unrealized appreciation             $ 35,252,562
    Gross unrealized depreciation               (3,818,304)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 31,434,258
    ------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2003.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2003.

7 Restricted Securities
-------------------------------------------
   At April 30, 2003, the Portfolio owned the following securities (representing 0.14% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

                                                DATE OF
    DESCRIPTION                               ACQUISITION    SHARES      COST    FAIR VALUE
    ---------------------------------------------------------------------------------------
    COMMON STOCKS
    ---------------------------------------------------------------------------------------
    Formation Capital Corp.                     12/21/98      400,000  $ 88,260   $ 41,841
    ---------------------------------------------------------------------------------------
                                                                       $ 88,260   $ 41,841
    ---------------------------------------------------------------------------------------
    PRIVATE PLACEMENTS AND SPECIAL WARRANTS
    ---------------------------------------------------------------------------------------
    Nevada Pacific Mining Co.                   12/21/98       80,000  $ 80,000   $ 56,000
    Western Exploration and Development,
     Ltd.                                       12/21/98      600,000   480,000    180,000
    ---------------------------------------------------------------------------------------
                                                                       $560,000   $236,000
    ---------------------------------------------------------------------------------------

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO

Officers

Duncan W. Richardson
President

Toni Y. Shimura
Vice President and
Portfolio Manager

Michelle A. Alexander
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Donald R. Dwight

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Norton H. Reamer

Lynn A. Stout

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO

By:  /s/ Duncan W. Richardson
     ------------------------
     Duncan W. Richardson
     President

Date: June 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Michelle A. Alexander
      -------------------------
      Michelle A. Alexander
      Treasurer

Date: June 18, 2003


By:   /s/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President

Date: June 18, 2003